Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Accumulated Other Comprehensive Loss

(Millions)	Unrealized Currency Translation Adjustments	Pension and Other Post retire- ment Benefit Adjust-ments	Unrealized Gain (Loss) on Marketable Securities	Unrealized Gain (Loss) on Derivatives	Accum- ulated Other Comp-rehensive (Loss) Income
Balance, January 1, 2010	$66	$(1,292)	$(1)	$(34)	$(1,261)
Net change	(13)	(136)	1	(2)	(150)
Balance, December 31, 2010	$53	$(1,428)	$—	$(36)	$(1,411)
Net change	(188)	(169)	—	(32)	(389)
Balance, December 31, 2011	$(135)	$(1,597)	$—	$(68)	$(1,800)
Net change	141	—	—	(7)	134
Balance, December 31, 2012	$6	$(1,597)	$—	$(75)	$(1,666)